BASIS OF PRESENTATION (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares	17.83%
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest		30.00%	30.00%
Country Of British Virgin Islands [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary		70.00%
Country Of Delaware [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary		100.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary	60.49%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary	78.32%